CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	May 31, 2023	Apr. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value per share (in USD per share)	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Common stock, shares authorized (in shares)	140,010,000			140,010,000
Common stock, shares issued (in shares)	43,900,000			32,152,857	32,152,857
Common stock, shares outstanding (in shares)	43,900,000			32,152,857